Pensions and other postretirement benefits (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at end of year	16,869		15,811
Absolute Return Investment Redemption Notice Period Range Minimum	5
Absolute Return Investment Redemption Notice Period Range Maximum	90
Absolute return investments maximum frequency of redemption dates not to be categorized as Level 3 (in months)	4
Risk Based Allocation Investment Redemption Notice Period Range Minimum	5
Risk Based Allocation Investment Redemption Notice Period Range Maximum	60
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,828		1,744
Actual return relating to assets still held at the reporting date	146		147
Purchases, sales and settlements	4		(63)
Fair value of plan assets at end of year	1,978		1,828
Fair Value Level 3 [Member] | Equity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	22	[1]	22	[1]
Actual return relating to assets still held at the reporting date	2	[1]	2	[1]
Purchases, sales and settlements	(2)	[1]	(2)	[1]
Fair value of plan assets at end of year	22	[1]	22	[1]
Fair Value Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	279	[2]	214	[2]
Actual return relating to assets still held at the reporting date	26	[2]	68	[2]
Purchases, sales and settlements	(6)	[2]	(3)	[2]
Fair value of plan assets at end of year	299	[2]	279	[2]
Fair Value Level 3 [Member] | Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	940	[3]	889	[3]
Actual return relating to assets still held at the reporting date	72	[3]	90	[3]
Purchases, sales and settlements	(51)	[3]	(39)	[3]
Fair value of plan assets at end of year	961	[3]	940	[3]
Fair Value Level 3 [Member] | Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	577	[4]	619	[4]
Actual return relating to assets still held at the reporting date	43	[4]	(13)	[4]
Purchases, sales and settlements	43	[4]	(29)	[4]
Fair value of plan assets at end of year	663	[4]	577	[4]
Fair Value Level 3 [Member] | Absolute Return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	10	[5]	0	[5]
Actual return relating to assets still held at the reporting date	3	[5]	0	[5]
Purchases, sales and settlements	20	[5]	10	[5]
Fair value of plan assets at end of year	33	[5]	10	[5]

[1]	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $22 million ($22 million in 2012) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
[2]	The fair value of real estate investments of $299 million ($279 million in 2012) includes land and buildings classified as Level 3 and is presented net of related mortgage debt of $41 million ($48 million in 2012). Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis.
[3]	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $961 million ($940 million in 2012) classified as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[4]	Infrastructure investments consist of $10 million ($8 million in 2012) of publicly traded equity securities of infrastructure companies classified as Level 1, $115 million ($94 million in 2012) of public and private debt issued by infrastructure companies classified as Level 2 and $663 million ($577 million in 2012) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated.
[5]	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.